Discontinued operations (Details 2) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of single amount of discontinued operations [line items]
Operating activities	£ (13,450)	£ (12,953)	£ (13,086)
Investing activities	9,042	(1,470)	(1,202)
Financing activities	(6,472)	10,277	15,255
Discontinued Operations [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Operating activities	(5,368)	(1,654)	1,251
Investing activities			(11)
Financing activities	(7)	(34)	(35)
Net cash flow from discontinued operations	£ (5,375)	£ (1,688)	£ 1,205